Ordinary Shares (Details)	0 Months Ended	12 Months Ended											0 Months Ended		0 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended		1 Months Ended
	Feb. 13, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013	Dec. 31, 2014 Preferred A Shares	Dec. 31, 2013 Preferred A Shares	Dec. 31, 2014 Preferred B Shares	Dec. 31, 2013 Preferred B Shares	Dec. 31, 2014 Preferred C Shares	Dec. 31, 2013 Preferred C Shares	Dec. 31, 2014 Preferred D Shares	Dec. 31, 2013 Preferred D Shares	Feb. 13, 2014 Class A ordinary shares item	Dec. 31, 2014 Class A ordinary shares	Feb. 13, 2014 Class B ordinary shares item	Dec. 31, 2014 Class B ordinary shares	Dec. 31, 2014 Initial public offering CNY	May 09, 2014 Initial public offering DCM Hybrid RMB Fund, L.P. Class A ordinary shares	May 09, 2014 Initial public offering Qihoo 360 Technology Co. Ltd. Class A ordinary shares	May 09, 2014 Initial public offering Ctrip Class A ordinary shares	Dec. 31, 2014 Private Placement CNY	Dec. 15, 2014 Private Placement Class A ordinary shares USD ($)	Dec. 15, 2014 Private Placement Class A ordinary shares CNY	Dec. 31, 2014 Private Placement Ctrip Class A ordinary shares USD ($)
Class of Stock
Number of voting rights to holders of each share of common stock													1		10
Conversion ratio for convertible preferred shares	1
Ordinary shares, shares issued		188,435,922	188,435,922	26,000,000										82,487,876		105,948,046		5,000,000	1,666,666	5,000,000
Issuance of ordinary shares,net of issuance costs (in shares)																						36,812,868	36,812,868	3,731,034
Proceeds from the private placement, net of issuance cost		$ 145,954,527	905,589,458																			$ 148,000,000	905,792,199	$ 15,000,000
Issuance costs																	22,731,781				14,279,026		14,279,026
Common stock, shares authorized				126,999,531										780,000,000
Preferred shares, shares authorized					0	20,000,000	0	21,564,115	0	25,782,056	0	21,771,472